UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 33.9%
FHLMC - 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/12-11/1/36	2,073,262	$2,253,600
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-12/1/38	59,306,610	64,370,103
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	638,392	736,972
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	7,687,858	8,620,759
Federal Home Loan Mortgage Corp. (FHLMC)	4.642%	8/1/35	6,381,559	6,734,591	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.544%	9/1/35	2,693,925	2,842,009	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.080%	9/1/35	787,484	835,625	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.734%	10/1/35	1,799,272	1,882,849	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.483%	12/1/35	2,742,081	2,886,293	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.114%	12/1/35	168,948	180,372	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.694%	2/1/37	14,586	15,530	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.603%	5/1/37	1,805,618	1,919,643	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.763%	5/1/37	137,931	147,149	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.822%	5/1/37	3,056,657	3,255,063	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.866%	5/1/37	31,834	33,880	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.354%	6/1/37	400,205	425,798	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.808%	6/1/37	753,060	801,055	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.845%	7/1/37	13,081,051	14,069,005	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.649%	8/1/37	4,578,490	4,873,268	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.975%	9/1/37	75,599	81,202	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38	5,891,693	6,326,266
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/13/41	40,900,000	41,986,406	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/13/41	2,900,000	3,035,031	(b)

Total FHLMC				168,312,469

FNMA - 25.3%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14-9/30/41	75,051,950	84,022,151
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-7/1/41	329,109,244	358,488,124
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	582	651
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	91,790,072	100,926,689
Federal National Mortgage Association (FNMA)	3.500%	10/18/26-10/13/41	254,780,000	265,238,855	(b)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-7/1/32	2,037,165	2,345,896
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	10,868	12,693
Federal National Mortgage Association (FNMA)	2.640%	5/1/35	2,097,447	2,212,352	(a)
Federal National Mortgage Association (FNMA)	2.853%	6/1/35	5,937,980	6,296,005	(a)
Federal National Mortgage Association (FNMA)	5.340%	6/1/35	1,174,280	1,246,978	(a)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	816,584	857,709	(a)
Federal National Mortgage Association (FNMA)	2.689%	9/1/35	1,749,178	1,806,718	(a)
Federal National Mortgage Association (FNMA)	2.705%	9/1/35	3,794,473	3,999,793	(a)
Federal National Mortgage Association (FNMA)	2.643%	10/1/35	1,332,125	1,406,080	(a)
Federal National Mortgage Association (FNMA)	2.659%	10/1/35	1,196,745	1,239,539	(a)
Federal National Mortgage Association (FNMA)	2.785%	10/1/35	1,651,871	1,742,411	(a)
Federal National Mortgage Association (FNMA)	3.478%	10/1/35	1,473,079	1,554,816	(a)
Federal National Mortgage Association (FNMA)	2.202%	11/1/35	159,253	165,152	(a)
Federal National Mortgage Association (FNMA)	2.235%	11/1/35	273,190	282,910	(a)
Federal National Mortgage Association (FNMA)	2.260%	11/1/35	324,631	336,684	(a)
Federal National Mortgage Association (FNMA)	5.311%	12/1/35	1,565,615	1,677,006	(a)
Federal National Mortgage Association (FNMA)	2.792%	2/1/36	236,485	251,777	(a)
Federal National Mortgage Association (FNMA)	5.499%	2/1/37	8,153,558	8,665,336	(a)
Federal National Mortgage Association (FNMA)	5.724%	8/1/37	450,428	481,111	(a)
Federal National Mortgage Association (FNMA)	5.297%	11/1/37	109,618	117,290	(a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-5/1/41	4,927,633	5,333,732
Federal National Mortgage Association (FNMA)	4.500%	1/1/41	107,727,486	114,432,394
Federal National Mortgage Association (FNMA)	6.500%	10/1/41	40,565,569	45,433,437	(c)

Federal National Mortgage Association (FNMA)	4.000%	10/13/41	518,600,000	543,557,625	(b)
Federal National Mortgage Association (FNMA)	4.500%	10/13/41	213,000,000	225,946,396	(b)
Federal National Mortgage Association (FNMA)	5.000%	10/13/41	10,800,000	11,616,750	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	6.000%	10/13/41	339,900,000	$372,827,812	(b)

Total FNMA				2,164,522,872

GNMA - 6.6%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	142,439	164,640
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	384,574	447,028
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	28,824,662	32,961,710
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/40	35,406,277	39,658,725
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	22,457	23,906
Government National Mortgage Association (GNMA)	0.631%	8/20/31	1,484	1,486	(a)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/35	9,200,739	10,221,610
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	48,960,079	53,906,136
Government National Mortgage Association (GNMA)	4.500%	3/15/40-4/20/41	185,609,968	201,524,089
Government National Mortgage Association (GNMA)	4.000%	10/20/41	63,000,000	67,370,625	(b)
Government National Mortgage Association (GNMA)	4.500%	10/20/41	14,100,000	15,318,327	(b)
Government National Mortgage Association (GNMA)	5.000%	10/20/41	116,100,000	127,510,447	(b)
Government National Mortgage Association (GNMA)	5.500%	10/20/41	8,500,000	9,408,438	(b)
Government National Mortgage Association (GNMA)	6.000%	10/20/41	9,200,000	10,253,062	(b)

Total GNMA				568,770,229

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,874,015,074)				2,901,605,570

ASSET-BACKED SECURITIES - 4.0%
ACE Securities Corp., 2006-GP1 A	0.365%	2/25/31	197,585	151,496	(a)
ACE Securities Corp., 2006-SL3 A1	0.335%	6/25/36	831,195	168,098	(a)
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	3,630,000	3,892,554	(d)
AESOP Funding II LLC, 2010-5A A	3.150%	3/20/17	7,310,000	7,531,129	(d)
AFC Home Equity Loan Trust, 2002-2 2A	0.535%	6/25/30	335,146	180,215	(a)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.585%	2/25/33	1,311,956	974,929	(a)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.769%	11/15/31	190,009	153,911	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.735%	9/25/34	6,046,698	4,465,964	(a)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.515%	2/25/36	838,732	784,262	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.455%	12/25/36	1,722,330	1,637,814	(a)(d)
Brazos Higher Education Authority Inc., 2011-1 A3	1.362%	11/25/33	11,050,000	10,315,195	(a)
Brazos Student Loan Finance Corp., 2009-1 AS	2.753%	12/27/39	6,700,000	6,908,720	(a)
CDC Mortgage Capital Trust, 2002-HE1 A	0.855%	1/25/33	323,802	238,914	(a)
Citigroup Mortgage Loan Trust Inc., 2004-RES1 M1	1.210%	11/25/34	7,463,421	5,543,784	(a)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	711,032	728,191
Countrywide Asset-Backed Certificates, 2002-BC1	0.895%	4/25/32	105,031	55,905	(a)
Countrywide Asset-Backed Certificates, 2003-1	0.915%	6/25/33	217,854	152,671	(a)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.855%	9/25/33	554,598	449,013	(a)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	2,821,089	2,719,618	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.575%	12/25/36	180,618	76,257	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Countrywide Home Equity Loan Trust, 2002-F A	0.579%	11/15/28	132,881	$125,409	(a)
Countrywide Home Equity Loan Trust, 2004-I A	0.519%	2/15/34	271,791	192,423	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.369%	7/15/36	228,625	143,346	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.357%	11/15/36	1,589,207	1,206,295	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 AF2	5.650%	10/25/36	128,731	129,044	(d)
Education Funding Capital Trust, 2004-1 A4	1.690%	6/15/43	4,600,000	4,151,500	(a)
EMC Mortgage Loan Trust, 2002-B A1	0.885%	2/25/41	330,241	271,187	(a)(d)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.435%	5/25/28	512,504	442,402	(a)(d)
First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF3 M1	1.060%	5/25/34	12,172,262	9,265,976	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.475%	10/25/34	33,475,224	24,035,211	(a)(c)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	43,286	19,066
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	155,349	156,820
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	1,121,979	108,256	(a)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	88,806	81,233
Greenpoint Manufactured Housing, 1999-2 A2	3.099%	3/18/29	7,750,000	6,200,000	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.731%	6/19/29	3,925,000	3,140,000	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.731%	2/20/30	3,875,000	3,100,000	(a)
Greenpoint Manufactured Housing, 2000-4 A3	2.187%	8/21/31	31,225,000	25,198,575	(a)(c)
Greenpoint Manufactured Housing, 2000-6 A3	2.215%	11/22/31	6,125,000	5,075,323	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.706%	2/20/32	6,200,000	4,055,506	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.687%	3/13/32	8,700,000	5,527,270	(a)
Greenpoint Mortgage Funding Trust, 2005-HE1	0.835%	9/25/34	1,702,712	1,504,381	(a)
GSAA Home Equity Trust, 2005-6 A3	0.605%	6/25/35	5,000,000	3,488,860	(a)
GSAA Home Equity Trust, 2007-6 A4	0.535%	5/25/47	24,440,000	13,805,349	(a)
GSAMP Trust, 2006-S4 A1	0.325%	5/25/36	137,926	12,044	(a)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	11,800,000	12,777,023	(d)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.495%	3/25/31	64,248	42,210	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.365%	6/25/36	492,073	62,899	(a)
Keycorp Student Loan Trust, 2003-A 1A2	0.513%	10/25/32	3,559,748	3,315,859	(a)
Lehman XS Trust, 2005-5N 1A1	0.535%	11/25/35	11,550,832	8,457,496	(a)
Lehman XS Trust, 2005-5N 3A1A	0.535%	11/25/35	3,401,843	2,359,226	(a)
Lehman XS Trust, 2006-4N A2A	0.455%	4/25/46	4,742,085	2,289,189	(a)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.475%	9/25/36	6,628,853	2,075,448	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.395%	10/25/36	5,619,280	1,593,684	(a)
Merrill Lynch Mortgage Investors Inc., 2005-SD1 A2	5.666%	5/25/46	405,885	401,137	(a)
Merrill Lynch Mortgage Investors Trust, 2007-SD1 A1	0.685%	2/25/47	18,491,562	8,156,147	(a)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.255%	10/25/33	1,235,054	896,307	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.385%	3/25/36	234,706	51,007	(a)
MSCC HELOC Trust, 2005-1 A	0.425%	7/25/17	1,178,656	981,659	(a)
Northstar Education Finance Inc., 2007-1 A6	1.033%	1/29/46	16,150,000	12,920,000	(a)(c)
Option One Mortgage Loan Trust, 2002-6 A2	1.035%	11/25/32	1,240,387	960,042	(a)
Option One Mortgage Loan Trust, 2003-1 A2	1.075%	2/25/33	9,746	7,707	(a)
Origen Manufactured Housing, 2006-A A2	3.708%	10/15/37	32,000,000	20,160,000	(a)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,485,334	1,553,593
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,920,445	2,032,286
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.035%	7/25/35	3,020,698	1,928,535	(a)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,879,500	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.775%	8/25/31	182,245	$89,364	(a)
RAAC, 2007-RP2 M1	0.885%	2/25/46	600,000	42,249	(a)(d)
RAAC Series, 2006-RP2 A	0.485%	2/25/37	236,981	168,540	(a)(d)
RAAC Series, 2006-RP3 A	0.505%	5/25/36	26,915	15,984	(a)(d)
RAAC Series, 2006-RP4 A	0.525%	1/25/46	17,106,137	12,119,287	(a)(d)
RAAC Series, 2007-SP3 A1	1.435%	9/25/47	518,580	403,052	(a)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.855%	3/25/34	12,222,536	10,316,712	(a)
Renaissance Home Equity Loan Trust, 2005-1	0.565%	5/25/35	1,835,848	1,397,695	(a)
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.895%	5/25/33	557,710	339,050	(a)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.360%	8/25/33	3,723,216	2,164,346	(a)
Residential Funding Mortgage Securities II, 2003-HS3	0.525%	8/25/33	88,136	65,851	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.735%	10/25/32	4,209,442	2,536,189	(a)(c)(d)
SACO I Trust, 2006-3 A3	0.695%	4/25/36	1,639,553	622,863	(a)
SACO I Trust, 2006-5 1A	0.535%	4/25/36	147,873	51,501	(a)
SACO I Trust, 2006-6 A	0.495%	6/25/36	212,020	69,149	(a)
Saxon Asset Securities Trust, 2002-3 M1	1.360%	12/25/32	2,934,626	2,340,687	(a)
Saxon Asset Securities Trust, 2003-3 M1	1.210%	12/25/33	10,297,614	8,025,889	(a)
SLM Student Loan Trust, 2003-04 A5A	1.097%	3/15/33	500,868	478,173	(a)(d)
SLM Student Loan Trust, 2003-11 A6	0.637%	12/15/25	4,200,000	3,948,000	(a)(d)
SLM Student Loan Trust, 2004-3 A5	0.423%	7/25/23	22,550,000	21,847,967	(a)
SLM Student Loan Trust, 2006-5 A5	0.363%	1/25/27	14,430,000	13,621,926	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.575%	7/25/29	12,325	8,252	(a)
Structured Asset Securities Corp., 2005-SC1 1A2	8.385%	5/25/31	514,414	381,805	(a)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.345%	2/25/36	670,790	27,684	(a)(d)
Terwin Mortgage Trust, 2006-10SLC A1	1.943%	10/25/37	22,853,904	7,061,285	(a)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.495%	3/25/36	14,948,024	10,320,355	(a)(d)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	1,803	1,698
Vanderbilt Mortgage Finance, 1999-D IIB4	3.474%	1/7/30	3,928,289	3,228,961	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $406,967,318)				345,159,584

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3%
American Home Mortgage Assets, 2006-3 3A12	0.425%	10/25/46	13,141,629	6,631,279	(a)
American Home Mortgage Investment Trust, 2005-4 1A1	0.525%	11/25/45	10,798,810	6,388,004	(a)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	2,430,000	2,548,475
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	121,823	128,598
Banc of America Funding Corp., 2005-F 2A1	2.789%	9/20/35	14,813,030	7,673,772	(a)
Bayview Commercial Asset Trust, 2006-2A A1	0.465%	7/25/36	1,252,791	940,691	(a)(d)
Bayview Commercial Asset Trust, 2006-SP1 A1	0.505%	4/25/36	688,767	654,586	(a)(d)
Bear Stearns ARM Trust, 2005-12 11A1	3.052%	2/25/36	461,766	309,496	(a)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A3	5.736%	6/11/50	6,250,000	6,533,575
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.435%	10/25/36	1,183,152	697,706	(a)(d)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.124%	8/25/35	157,590	82,417	(a)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.010%	12/25/35	260,807	125,072	(a)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.635%	5/25/35	3,639,434	3,412,541	(a)(d)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.458%	11/25/36	37,346,000	19,667,449	(a)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.458%	11/25/36	12,391,074	5,728,765	(a)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	14,801,373	15,503,846
Countrywide Alternative Loan Trust, 2004-33 2A1	3.173%	12/25/34	32,965	24,674	(a)
Countrywide Alternative Loan Trust, 2005-38 A3	0.585%	9/25/35	13,152,028	7,838,438	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.565%	10/25/35	16,733,146	9,062,002	(a)
Countrywide Alternative Loan Trust, 2005-44 2A1	0.545%	10/25/35	8,194,008	4,543,233	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Countrywide Alternative Loan Trust, 2005-56 3A1	0.525%	11/25/35	10,294,362	$4,924,462	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.505%	1/25/36	3,374,022	2,126,737	(a)
Countrywide Alternative Loan Trust, 2006-0A1 2A1	0.441%	3/20/46	133,241	69,803	(a)
Countrywide Alternative Loan Trust, 2006-0A2 A1	0.441%	5/20/46	12,408,566	6,122,150	(a)
Countrywide Alternative Loan Trust, 2006-OA02 A5	0.461%	5/20/46	6,334,941	2,575,439	(a)
Countrywide Alternative Loan Trust, 2006-OA10 4A1	0.425%	8/25/46	554,423	287,327	(a)
Countrywide Alternative Loan Trust, 2006-OA18 A2	0.475%	12/25/36	237,416	72,756	(a)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.431%	7/20/46	620,031	239,792	(a)
Countrywide Alternative Loan Trust, 2006-OC2 2A3	0.525%	2/25/36	9,645,340	2,328,240	(a)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.666%	3/20/36	172,067	104,797	(a)
Countrywide Home Loans, 2005-R3 AF	0.635%	9/25/35	4,956,319	4,153,608	(a)(d)
Countrywide Home Loans, 2006-OA5 1A1	0.435%	4/25/46	3,776,421	2,080,865	(a)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.744%	5/20/36	662,326	437,093	(a)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.595%	2/15/39	11,030,000	11,802,960	(a)
Credit Suisse Mortgage Capital Certificates, 2007-C4 A3	5.991%	9/15/39	8,600,000	8,969,800	(a)
Credit Suisse Mortgage Capital Certificates, 2007-C5 A3	5.694%	9/15/40	2,740,000	2,854,636	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.162%	3/19/46	1,586,990	795,839	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3111 HZ	6.000%	2/15/36	8,157,132	8,257,453
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	34,745,408	41,051,327
Federal Home Loan Mortgage Corp. (FHLMC), 3688 PB	4.500%	8/15/32	21,121,000	23,324,497
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	31,700,000	33,550,018
Federal Home Loan Mortgage Corp. (FHLMC), 3754 MB	4.000%	1/15/39	12,600,000	13,352,939
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB	4.000%	12/15/39	27,950,934	29,801,867
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	26,499,037	31,870,519
Federal Home Loan Mortgage Corp. (FHLMC), 3871 JB	5.500%	6/15/41	18,000,000	21,024,823
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.411%	4/25/20	61,730,417	4,656,708	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.841%	6/25/20	75,710,167	7,676,345	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K009 X1, IO	1.684%	8/25/20	34,933,800	3,242,042	(a)
Federal National Mortgage Association (FNMA)	6.500%	9/30/41	38,320,107	43,589,122
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.265%	10/25/40	20,430,036	2,882,897	(a)
Federal National Mortgage Association (FNMA), 2010-123 PM	4.000%	7/25/40	19,331,985	20,254,967
Federal National Mortgage Association (FNMA), 2010-75 PU	4.500%	4/25/39	25,865,000	28,500,819
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.445%	7/25/41	21,993,109	3,087,252	(a)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	16,049,474	2,500,977
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	7,025,588	759,894

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	3,503,398	$368,375	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	2,848,845	331,293	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	2,751,611	301,011
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	15,079,822	2,312,475
Federal National Mortgage Association (FNMA), Grantor Trust, 2011-T2 A1	2.500%	8/25/51	5,616,545	5,745,023
Federal National Mortgage Association (FNMA) STRIP, 407 40, IO	6.000%	1/25/38	8,913,282	1,374,534
FFCA Secured Lending Corp., 1999-1A, IO	0.860%	9/18/25	12,250	48	(a)(d)(e)
FHLMC Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.229%	1/25/20	33,078,482	2,122,927	(a)
FHLMC Multi-Family Structured Pass-Through Certificates, K014 X1, IO	1.455%	4/25/21	111,767,671	9,652,256	(a)(c)
FHLMC Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.094%	5/25/18	58,855,100	6,349,877	(a)
FHLMC Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.414%	6/25/46	41,994,259	3,603,107	(a)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.605%	2/25/37	504,954	265,757	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	11,000,000	11,512,952
GMAC Mortgage Corp. Loan Trust, 2005-AR6 2A1	3.330%	11/19/35	217,117	161,770	(a)
Government National Mortgage Association (GNMA), 2005-13 SD, IO	6.570%	2/20/35	5,958,009	1,061,761	(a)
Government National Mortgage Association (GNMA), 2005-81 SD, IO, PAC	6.070%	12/20/34	10,893,834	1,266,359	(a)
Government National Mortgage Association (GNMA), 2005-82 NS, IO	6.070%	7/20/34	6,787,611	1,068,617	(a)
Government National Mortgage Association (GNMA), 2006-47 SA, IO	6.571%	8/16/36	12,694,429	2,807,186	(a)
Government National Mortgage Association (GNMA), 2008-60 SH, IO	5.921%	7/16/38	6,108,593	870,679	(a)
Government National Mortgage Association (GNMA), 2009-010 ST, IO	6.221%	3/16/34	6,691,867	774,150	(a)
Government National Mortgage Association (GNMA), 2009-035 SP, IO, PAC	6.171%	5/16/37	15,927,875	1,892,689	(a)
Government National Mortgage Association (GNMA), 2009-061 SA, IO	6.470%	8/20/39	22,657,601	3,035,729	(a)
Government National Mortgage Association (GNMA), 2009-061 WQ, IO	6.021%	11/16/35	12,762,986	1,884,737	(a)
Government National Mortgage Association (GNMA), 2009-068 SL, IO	6.521%	4/16/39	4,374,966	563,171	(a)
Government National Mortgage Association (GNMA), 2009-087 KI, IO	6.070%	9/20/35	7,413,965	1,078,840	(a)
Government National Mortgage Association (GNMA), 2009-087 SI, IO	6.520%	2/20/35	8,437,395	1,519,955	(a)
Government National Mortgage Association (GNMA), 2009-087 TS, IO	5.870%	7/20/35	15,979,049	2,427,265	(a)
Government National Mortgage Association (GNMA), 2009-106 SU, IO	5.970%	5/20/37	25,234,870	3,631,893	(a)
Government National Mortgage Association (GNMA), 2009-45 AI, IO	5.731%	4/16/39	6,125,939	711,912	(a)
Government National Mortgage Association (GNMA), 2010-003 MS, IO	6.320%	11/20/38	2,312,796	347,579	(a)
Government National Mortgage Association (GNMA), 2010-014 SA, IO	7.770%	12/20/32	7,856,481	1,090,446	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-014 SC, IO	4.579%	8/20/35	15,547,703	$2,621,277	(a)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.771%	2/16/40	8,421,617	1,519,159	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO	6.270%	3/20/39	7,082,795	1,069,539	(a)
Government National Mortgage Association (GNMA), 2010-039 SP, IO	6.320%	11/20/38	2,705,203	392,830	(a)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.250%	4/20/40	3,660,864	587,470	(a)
Government National Mortgage Association (GNMA), 2010-042 PC	5.000%	7/20/39	7,100,000	8,136,272
Government National Mortgage Association (GNMA), 2010-047 AS, IO	6.210%	4/20/40	4,908,886	823,482	(a)
Government National Mortgage Association (GNMA), 2010-047 VS, IO	6.021%	11/16/37	12,511,660	1,685,438	(a)
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.321%	4/16/34	12,611,431	1,192,967	(a)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.270%	5/20/40	14,077,072	2,307,894	(a)
Government National Mortgage Association (GNMA), 2010-059 PB	4.500%	7/20/39	14,600,000	16,264,845
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.270%	5/20/40	19,119,058	3,360,824	(a)
Government National Mortgage Association (GNMA), 2010-062 SB, IO	5.520%	5/20/40	20,506,994	2,640,019	(a)
Government National Mortgage Association (GNMA), 2010-068 SD, IO	6.350%	6/20/40	20,680,785	3,656,373	(a)
Government National Mortgage Association (GNMA), 2010-069 SP, IO	6.420%	6/20/38	11,000,000	1,647,603	(a)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.270%	5/20/40	4,689,761	788,201	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO	6.420%	1/20/40	1,512,242	244,919	(a)
Government National Mortgage Association (GNMA), 2010-085 JS, IO	6.340%	4/20/40	4,271,388	649,383	(a)
Government National Mortgage Association (GNMA), 2010-086 PB	4.500%	10/20/39	40,000,000	45,014,328
Government National Mortgage Association (GNMA), 2010-087 SK, IO	6.271%	7/16/40	23,233,165	4,078,900	(a)
Government National Mortgage Association (GNMA), 2010-101 NI, IO	5.000%	11/20/36	19,121,897	2,323,798
Government National Mortgage Association (GNMA), 2010-107 SG, IO	5.920%	2/20/38	7,689,011	1,266,349	(a)
Government National Mortgage Association (GNMA), 2010-109 SB, IO	6.370%	8/20/40	4,590,306	930,958	(a)
Government National Mortgage Association (GNMA), 2010-115 SP, IO	5.170%	9/20/40	21,753,138	2,629,350	(a)
Government National Mortgage Association (GNMA), 2010-116 JS, IO	5.820%	12/20/39	10,346,674	1,766,869	(a)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	34,470,279
Government National Mortgage Association (GNMA), 2010-117 PS, IO	5.770%	10/20/39	32,700,173	5,327,721	(a)

Government National Mortgage Association (GNMA), 2010-118, IO	1.849%	4/16/53	30,100,562	2,528,808	(a)
Government National Mortgage Association (GNMA), 2010-134 DJ	2.250%	3/25/39	22,818,809	22,884,406
Government National Mortgage Association (GNMA), 2010-14 SX, IO	6.221%	2/16/40	15,421,017	2,045,353	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-146 GS, IO	5.870%	6/20/39	15,324,950	$2,916,326	(a)
Government National Mortgage Association (GNMA), 2010-147 S, IO	6.420%	11/20/40	9,847,078	2,180,551	(a)
Government National Mortgage Association (GNMA), 2010-151 SA, IO	5.820%	11/20/40	2,537,624	416,068	(a)
Government National Mortgage Association (GNMA), 2010-151 SM, IO	5.851%	11/16/40	11,163,716	1,968,008	(a)
Government National Mortgage Association (GNMA), 2010-160 SW, IO	6.320%	10/20/38	12,540,006	1,990,328	(a)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.400%	11/20/38	5,831,744	872,253	(a)
Government National Mortgage Association (GNMA), 2010-73 TZ	4.500%	2/20/40	12,693,010	13,543,447
Government National Mortgage Association (GNMA), 2010-H28 FE	0.601%	12/20/60	15,998,399	15,804,818	(a)
Government National Mortgage Association (GNMA), 2011-04 PS, IO	5.950%	9/20/40	9,656,616	1,389,745	(a)
Government National Mortgage Association (GNMA), 2011-32 S, IO	5.771%	3/16/41	3,973,255	662,277	(a)
Government National Mortgage Association (GNMA), 2011-40 SA, IO	5.901%	2/16/36	23,501,383	3,880,194	(a)
Government National Mortgage Association (GNMA), 2011-70 BS, IO	6.471%	12/16/36	15,702,061	3,214,546	(a)
Government National Mortgage Association (GNMA), 2011-81 SA, IO	5.170%	6/20/41	15,325,753	2,447,288	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.711%	3/20/61	11,792,328	11,703,886	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.701%	3/20/61	11,035,785	10,945,016	(a)
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.505%	11/25/46	2,382,826	1,120,405	(a)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.465%	4/25/36	3,657,482	1,402,827	(a)
Greenpoint Mortgage Funding Trust, 2007-AR2 1A1	0.365%	4/25/47	20,589,364	17,077,436	(a)
Greenwich Capital Commercial Funding Corp., 2006-GG7	6.074%	7/10/38	8,155,000	8,780,676	(a)
Greenwich Capital Commercial Funding Corp., 2007-GG11 A4	5.736%	12/10/49	5,000,000	5,190,465
GS Mortgage Securities Corp. II, 2005-GG4 AABA	4.680%	7/10/39	9,024,797	9,215,157
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.585%	3/25/35	14,790,966	11,939,297	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.585%	9/25/35	23,242,515	18,721,707	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.115%	11/25/35	2,067,048	1,375,011	(a)
Harborview Mortgage Loan Trust, 2005-3	0.470%	6/19/35	12,751,850	7,999,898	(a)
Harborview Mortgage Loan Trust, 2005-7 1A1	3.210%	6/19/45	4,881,438	2,513,101	(a)
Harborview Mortgage Loan Trust, 2006-02	2.785%	2/25/36	3,163,444	1,807,111	(a)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.412%	9/19/46	2,587,460	1,477,230	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.410%	11/19/46	591,963	287,065	(a)
IMPAC CMB Trust, 2003-4 1A1	0.875%	10/25/33	68,042	53,058	(a)
IMPAC CMB Trust, 2007-A A	0.485%	5/25/37	15,932,532	12,473,563	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.435%	5/25/36	114,403	61,065	(a)
IMPAC Secured Assets Corp., 2006-2 2A1	0.585%	8/25/36	3,239,485	2,793,745	(a)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.785%	11/25/37	8,326,699	6,304,486	(a)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.855%	6/25/34	25,766	18,864	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.673%	3/25/35	227,119	170,914	(a)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.355%	7/25/36	185,951	83,877	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.435%	6/25/47	467,623	$233,151	(a)
Indymac INDX Mortgage Loan Trust, 2004-AR15	2.655%	2/25/35	312,700	233,408	(a)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.655%	7/25/35	104,521	61,213	(a)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.549%	8/25/35	498,627	265,996	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 A4	5.399%	5/15/45	310,000	335,262
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	25,369,000	26,196,283
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 HS	5.923%	5/15/47	5,000,000	349,865	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.811%	7/15/46	136,061,884	10,915,973	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C5 A3	4.171%	8/15/46	3,250,000	3,282,493	(c)
La Hipotecaria SA, 2007-1GA A	5.250%	12/23/36	275,207	267,294	(a)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.879%	6/15/36	1,392,815	574	(a)(d)(e)
LB-UBS Commercial Mortgage Trust, 2007-C1 A4	5.424%	2/15/40	3,040,000	3,208,440
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	3,005,000	3,215,798	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.425%	5/25/46	408,736	188,211	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.405%	12/25/36	3,802,505	2,097,705	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.524%	12/25/34	24,809	18,345	(a)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.612%	2/25/35	427,860	325,744	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.867%	1/25/36	1,577,560	1,205,641	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.445%	4/25/46	402,771	211,007	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.435%	5/25/47	708,891	345,342	(a)
MASTR ARM Trust, 2004-4 3A1	2.311%	5/25/34	1,075,913	914,338	(a)
MASTR ARM Trust, 2007-R5 A1	2.655%	11/25/35	5,898,652	3,032,815	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	3,607,750	3,523,549	(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	5,079,203	5,204,304	(d)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.585%	5/25/35	4,363,958	3,453,545	(a)(d)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.621%	2/25/35	74,998	70,879	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.807%	3/25/36	27,261,030	14,984,271	(a)
Merrill Lynch Mortgage Trust, 2005-CK1 A6	5.392%	11/12/37	7,110,000	7,781,938	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-5 A4	5.378%	8/12/48	3,454,000	3,499,493
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-6 A4	5.485%	3/12/51	17,800,000	18,261,198	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.166%	8/12/49	1,720,000	1,807,560	(a)
MLCC Mortgage Investors Inc., 2003-B A1	0.575%	4/25/28	2,054,391	1,756,338	(a)
MLCC Mortgage Investors Inc., 2006-1 1A	1.868%	2/25/36	511,224	395,546	(a)
Morgan Stanley Capital I, 2005-HQ6 A4A	4.989%	8/13/42	10,000,000	10,768,530
Morgan Stanley Capital I, 2007-HQ11 A31	5.439%	2/12/44	3,995,000	4,137,841
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	13,000,000	13,476,853	(a)
Morgan Stanley Capital I, 2007-IQ15 A4	6.080%	6/11/49	1,900,000	2,014,348	(a)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	3.403%	11/25/34	3,043,226	2,601,462	(a)
Morgan Stanley Mortgage Loan Trust, 2004-8AR 4A1	2.535%	10/25/34	7,433	6,118	(a)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.529%	7/25/35	5,427,925	3,685,213	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Morgan Stanley Mortgage Loan Trust, 2006-6AR 3A1	5.407%	5/25/36	7,732,538	$3,787,845	(a)
Prime Mortgage Trust, 2005-2 2A1	7.092%	10/25/32	706,465	699,640	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	58,111,294	51,058,326	(d)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.685%	1/25/37	30,831,850	15,326,081	(a)
Residential Accredit Loans Inc., 2005-Q03 A1	0.635%	10/25/45	1,799,824	965,750	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.425%	5/25/47	10,034,026	5,593,267	(a)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	7,852,471	5,198,948
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	159,212	169,842
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,392,677	1,388,726
Residential Asset Mortgage Products Inc., 2005-SL2 A4	7.500%	2/25/32	6,994,244	7,316,329
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	872,220	880,052
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	21,524,829	20,222,813	(a)
Structured ARM Loan Trust, 2005-19XS 2A1	0.535%	10/25/35	269,419	184,509	(a)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.970%	10/19/33	552,891	444,611	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.445%	4/25/36	4,094,984	2,318,084	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.415%	7/25/46	364,434	203,787	(a)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.445%	8/25/36	13,346,506	7,627,782	(a)
Thornburg Mortgage Securities Trust, 2004-03 A	0.975%	9/25/44	926,769	840,067	(a)
Thornburg Mortgage Securities Trust, 2004-1	1.674%	3/25/44	69,250	61,871	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.145%	9/25/37	24,875,959	23,171,234	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.150%	9/25/37	24,970,347	24,292,203	(a)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.485%	12/26/36	1,378,914	560,537	(a)(d)(e)
Voyager Dwnys Delaware Trust, 2009-1 UGL2, IO	1.162%	3/20/47	524,328	38,407	(a)(c)(d)(e)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 A4	5.308%	11/15/48	2,944,000	3,135,407
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.654%	12/25/35	178,128	168,267	(a)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 2A3	5.441%	7/25/37	20,252,230	11,735,418	(a)
Washington Mutual Inc., 2005-AR15 A1A1	0.495%	11/25/45	13,647,072	10,530,477	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.555%	1/25/45	1,867,463	1,454,029	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.465%	4/25/45	7,883,903	6,122,205	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.505%	7/25/45	7,544,828	5,684,206	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.555%	8/25/45	25,454,329	19,437,893	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.525%	10/25/45	14,690,378	11,280,492	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.515%	11/25/45	21,712,717	14,766,103	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.505%	12/25/45	303,090	232,714	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.525%	12/25/45	12,567,725	8,785,305	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.505%	12/25/45	18,806,923	14,940,878	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.525%	12/25/45	20,518,399	15,386,358	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.834%	9/25/36	375,468	$271,543	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.002%	6/25/47	26,022,948	16,162,619	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	3.044%	9/25/36	99,418	69,938	(a)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.665%	6/25/37	35,374,475	18,122,061	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	2.806%	4/25/36	106,804	88,274	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.771%	4/25/36	5,713,000	4,428,918	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 A4	4.902%	6/15/44	6,530,000	6,859,112	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,515,623,390)				1,393,963,897

COLLATERALIZED SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
Allison Transmission Inc., Term Loan B	2.980%	8/7/14	3,799,718	3,567,935	(f)

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co. Inc., Term Loan B2	3.235 - 3.253%	1/28/15	3,750,000	3,132,814	(f)
Caesars Entertainment Operating Co. Inc., Term Loan B4	9.500%	10/31/16	1,488,636	1,469,284	(f)
CCM Merger Inc., Term Loan B	7.000%	3/1/17	806,509	777,273	(f)
Dunkin’ Brands Inc., Term Loan B	4.000%	11/23/17	3,482,500	3,362,065	(f)
Las Vegas Sands LLC, Delayed Draw Term Loan	2.740%	11/23/16	499,522	465,804	(f)
Las Vegas Sands LLC, Term Loan B	2.740%	11/23/16	2,485,364	2,314,941	(f)

Total Hotels, Restaurants & Leisure				11,522,181

Media - 0.2%
AMC Entertainment Inc., Term Loan B2	3.503%	12/16/16	2,984,211	2,838,730	(f)
Carmike Cinemas Inc., Term Loan	5.500%	1/27/16	1,193,012	1,163,187	(f)
Cengage Learning Acquisitions Inc., Term Loan	2.490%	7/3/14	6,921,200	5,452,916	(f)
Charter Communications Operating LLC, Term Loan C	3.500%	9/6/16	3,699,332	3,569,855	(f)
Univision Communications Inc.	4.489%	3/31/17	2,874,148	2,434,642	(f)
UPC Holding BV, Term Loan N	1.972%	12/31/14	648,288	602,908	(f)
UPC Holding BV, Term Loan T2	3.722%	12/30/16	65,864	62,324	(f)

Total Media				16,124,562

Multiline Retail - 0.0%
Neiman-Marcus Group Inc., Term Loan	4.750%	5/16/18	3,000,000	2,777,916	(f)

Specialty Retail - 0.1%
BCBG Maxazria International, Term Loan B	9.870%	5/19/15	3,000,000	2,872,500	(f)
Gymboree Corp., Term Loan	5.000%	2/23/18	4,967,475	4,418,981	(f)
Michaels Stores Inc., Term Loan B1	2.500 - 2.625%	10/31/13	3,000,000	2,862,501	(f)
Michaels Stores Inc., Term Loan B2	4.750 - 4.875%	7/31/16	2,000,000	1,902,858	(f)

Total Specialty Retail				12,056,840

TOTAL CONSUMER DISCRETIONARY				46,049,434

CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Del Monte Corp., Term Loan	4.500%	3/8/18	3,990,000	3,684,765	(f)

Household Products - 0.0%
Visant Corp., Term Loan	5.250%	12/22/16	2,984,962	2,725,271	(f)

Personal Products - 0.1%
NBTY Inc., Term Loan B	4.250%	10/2/17	3,972,487	3,838,416	(f)

TOTAL CONSUMER STAPLES				10,248,452

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Frac Tech International LLC, Term Loan B	6.250%	5/6/16	3,428,897	3,362,462	(f)
Hercules Offshore Inc., Term Loan B	7.500%	7/11/13	1,921,381	1,846,927	(f)

TOTAL ENERGY				5,209,389

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Star West Generation LLC, Term Loan B	6.000%	5/14/18	2,538,462	$2,386,154	(f)

Insurance - 0.1%
Asurion Corp., Term Loan B	5.500%	5/24/18	2,938,636	2,772,112	(f)

TOTAL FINANCIALS				5,158,266

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Exopack, Term Loan	6.500%	5/26/17	2,453,850	2,282,081	(f)

Health Care Equipment & Supplies - 0.1%
Bausch & Lomb Inc., Delayed Draw Term Loan	3.489%	4/24/15	583,773	561,881	(f)
Bausch & Lomb Inc., Term Loan B	3.489 - 3.619%	4/24/15	2,395,230	2,305,409	(f)

Total Health Care Equipment & Supplies				2,867,290

Health Care Providers & Services - 0.3%
Capsugel Healthcare Ltd., Term Loan	5.250%	8/1/18	2,000,000	1,969,376	(f)
Catalent Pharma Solutions, Dollar Term Loan	2.489%	4/10/14	2,984,416	2,740,687	(f)
Community Health Systems Inc., Extended Delayed Draw Term Loan	2.569%	7/25/14	96,755	90,398	(f)
Community Health Systems Inc., Extended Term Loan	2.569%	7/25/14	1,886,732	1,762,785	(f)
Community Health Systems Inc., Term Loan B	2.569%	7/25/14	1,500,000	1,401,459	(f)
CRC Health Corp., Term B2	4.869%	11/16/15	3,000,000	2,715,000	(f)
Emergency Medical Services Corp., Term Loan	5.250%	5/25/18	3,980,000	3,776,853	(f)
Hanger Orthopedic Group Inc., Term Loan	4.000%	12/1/16	1,496,231	1,440,123	(f)
Health Management Associates Inc., Term Loan B	2.119%	2/28/14	1,994,428	1,874,140	(f)
IASIS Healthcare LLC, Term Loan	5.000%	5/3/18	3,980,000	3,706,375	(f)
Quintiles Transnational Corp., Term Loan B	5.000%	6/8/18	2,992,500	2,815,443	(f)

Total Health Care Providers & Services				24,292,639

Health Care Technology - 0.0%
Multiplan Inc., Term Loan B	4.750%	8/26/17	2,500,000	2,350,000	(f)

Pharmaceuticals - 0.0%
Royalty Pharma Finance Trust, Term Loan	4.000%	5/9/18	1,995,000	1,972,556	(f)

TOTAL HEALTH CARE				33,764,566

INDUSTRIALS - 0.2%
Airlines - 0.1%
DAE Aviation Holdings Inc., Term Loan B1	5.260%	7/31/14	1,994,915	1,860,259	(f)
Delta Air Lines Inc., Term Loan B	5.500%	4/20/17	3,990,000	3,730,650	(f)

Total Airlines				5,590,909

Commercial Services & Supplies - 0.1%
Nielsen Finance LLC, Term Loan C	3.476%	5/2/16	3,535,907	3,279,554	(f)
Sensus Metering Systems Inc., First Lien Term Loan	4.750 - 5.750%	5/9/17	997,500	955,106	(f)

Total Commercial Services & Supplies				4,234,660

Construction & Engineering - 0.0%
BakerCorp	5.000%	6/1/18	3,000,000	2,889,999	(f)

Industrial Conglomerates - 0.0%
Pinafore LLC, Term Loan B	4.250%	9/21/16	450,642	441,629	(f)

Road & Rail - 0.0%
Hertz Corp., Term Loan	3.750%	3/9/18	3,980,000	3,766,075	(f)

TOTAL INDUSTRIALS				16,923,272

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
First Data Corp., Term Loan B	4.235%	3/23/18	15,378,591	12,620,056	(f)
First Data Corp., Term Loan B2	2.985%	9/24/14	17,651,778	15,408,537	(f)

SunGard Data Systems Inc., Term Loan A	1.976 - 1.982%	2/28/14	9,325	9,046	(f)
SunGard Data Systems Inc., Term Loan B	3.858 - 3.894%	2/26/16	1,809,097	1,733,717	(f)

Total IT Services				29,771,356

Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor Inc., Term Loan	4.472%	12/1/16	1,980,568	1,809,744	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.0%
Eagle Parent Inc., Term Loan	5.000%	5/16/18	2,063,793	$1,920,617	(f)

TOTAL INFORMATION TECHNOLOGY				33,501,717

MATERIALS - 0.1%
Construction Materials - 0.1%
Fairmount Minerals, Term Loan B	5.250%	3/15/17	5,650,000	5,546,418	(f)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings Ltd., Term Loan	5.250%	4/2/18	3,990,000	3,830,400	(f)
Level 3 Financing Inc., Term Loan A	2.492 - 2.496%	3/13/14	4,000,000	3,720,000	(f)

Total Diversified Telecommunication Services				7,550,400

Wireless Telecommunication Services - 0.0%
MetroPCS Wireless Inc. Term Loan B3	4.000%	3/16/18	3,979,983	3,814,149	(f)

TOTAL TELECOMMUNICATION SERVICES				11,364,549

UTILITIES - 0.0%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC, Term Loan	4.726 - 4.772%	10/10/17	1,162,680	777,179	(f)

Independent Power Producers & Energy Traders - 0.0%
RRI Energy Inc., Term Loan B	6.000%	9/8/17	992,481	973,459	(f)

TOTAL UTILITIES				1,750,638

TOTAL COLLATERALIZED SENIOR LOANS
(Cost - $182,896,738)				169,516,701

CORPORATE BONDS & NOTES - 32.3%
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.2%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,190,000	9,938,491	(d)
DaimlerChrysler North America Holding Corp., Notes	7.300%	1/15/12	3,315,000	3,372,419
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000	1,526,102
Ford Motor Credit Co., LLC, Notes	7.000%	10/1/13	5,000,000	5,250,585
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	1,050,000	1,044,417

Total Automobiles				21,132,014

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	5,385,000	5,021,512

Hotels, Restaurants & Leisure - 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	7.625%	1/15/16	4,420,000	4,154,800	(d)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	294,000	282,240	(d)
Marriott International Inc.	5.810%	11/10/15	7,950,000	8,952,670
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	369,714
MGM Resorts International, Senior Notes	7.625%	1/15/17	1,270,000	1,089,025
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	1,645,000	1,805,387
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	245,000	161,700
Station Casinos Inc., Senior Notes	7.750%	8/15/16	9,760,000	976	(c)(e)(g)

Total Hotels, Restaurants & Leisure				16,816,512

Media - 2.3%
CBS Corp.	7.625%	1/15/16	5,500,000	6,448,821
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	5,370,000	5,208,900

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	11,270,000	10,903,725	(d)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	3,670,000	3,936,075	(d)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	40,000	51,081
Comcast Corp., Notes	6.500%	1/15/15	3,760,000	4,285,343
Comcast Corp., Notes	5.875%	2/15/18	10,000	11,585

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Comcast Corp., Notes	6.450%	3/15/37	11,139,000	$12,814,072
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,687,983
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,414,612
Comcast Corp., Senior Notes	6.950%	8/15/37	8,460,000	10,141,298
Comcast Corp., Senior Notes	6.400%	3/1/40	4,950,000	5,760,751
COX Communications Inc., Senior Notes	5.450%	12/15/14	4,750,000	5,259,504
CSC Holdings Inc., Senior Notes	6.750%	4/15/12	500,000	508,750
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	1,105,000	1,212,738
DISH DBS Corp., Senior Notes	7.000%	10/1/13	6,340,000	6,577,750
DISH DBS Corp., Senior Notes	6.625%	10/1/14	255,000	257,869
DISH DBS Corp., Senior Notes	7.750%	5/31/15	1,610,000	1,650,250
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,610,000	4,402,550	(d)
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	2,065,000	2,090,812
Gannett Co. Inc.	6.375%	4/1/12	4,560,000	4,571,400
News America Inc.	6.750%	1/9/38	200,000	229,599
News America Inc., Senior Notes	4.500%	2/15/21	1,140,000	1,145,310
News America Inc., Senior Notes	6.200%	12/15/34	260,000	278,332
News America Inc., Senior Notes	6.650%	11/15/37	1,330,000	1,461,915
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	12,205,000	15,579,621
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	15,640,000	20,014,086
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,830,000	16,066,047
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,150,000	2,141,155
Time Warner Cable Inc., Senior Notes	4.000%	9/1/21	6,320,000	6,180,442
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	4,955,000	5,667,128
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	11,690,000	11,978,182
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,080,000	1,067,480
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	26,081
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,680,982
Time Warner Inc., Senior Notes	6.250%	3/29/41	950,000	1,083,848
United Business Media Ltd., Notes	5.750%	11/3/20	5,920,000	6,325,650	(d)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	7,980,000	7,501,200	(d)

Total Media				197,622,927

Multiline Retail - 0.1%
Target Corp.	4.000%	6/15/13	5,340,000	5,642,821

Specialty Retail - 0.3%
Autozone Inc.	6.950%	6/15/16	10,890,000	12,781,778
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,991,883
Home Depot Inc.	5.400%	3/1/16	8,230,000	9,312,105

Total Specialty Retail				28,085,766

TOTAL CONSUMER DISCRETIONARY				274,321,552

CONSUMER STAPLES - 1.9%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,290,000	14,318,919
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,620,000	5,285,248
Diageo Finance BV	3.250%	1/15/15	11,360,000	11,889,955
PepsiCo Inc., Senior Notes	7.900%	11/1/18	45,000	59,876

Total Beverages				31,553,998

Food & Staples Retailing - 0.6%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	12,451,000	15,144,998
CVS Corp., Pass-Through Trust	9.350%	1/10/23	3,020,000	3,474,178	(d)
CVS Corp., Pass-Through Trust, Secured Bonds	5.789%	1/10/26	100,953	107,464	(d)
CVS Corp., Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,667,175	2,996,945
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	467,827	480,786	(c)(d)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	5,192,093	5,417,793
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	13,392,193	14,094,614
Delhaize Group, Senior Notes	6.500%	6/15/17	120,000	140,268
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,505,844
Safeway Inc., Senior Notes	6.350%	8/15/17	310,000	358,603
Safeway Inc., Senior Notes	3.950%	8/15/20	4,120,000	4,151,147
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	218,526

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - continued
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	$2,914,205

Total Food & Staples Retailing				51,005,371

Food Products - 0.4%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,604,620	9,202,351	(c)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	23,890,000	27,036,815

Total Food Products				36,239,166

Household Products - 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	8.750%	10/15/16	6,835,000	6,852,087	(d)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,630,000	15,244,651
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,100,000	13,550,247
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,720,000	1,787,938
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,716,266
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	100,000	119,720

Total Tobacco				40,418,822

TOTAL CONSUMER STAPLES				166,069,444

ENERGY - 5.4%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	230,000	302,241
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	10,730,000	10,813,050	(d)
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,355,000	5,355,000
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	5,520,000	5,313,000
Transocean Inc., Senior Notes	5.250%	3/15/13	360,000	374,977
Transocean Ltd.	6.000%	3/15/18	6,015,000	6,404,676

Total Energy Equipment & Services				28,562,944

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	11,507,000	13,626,820
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	9,149,000	10,263,568
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	15,000	18,917
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	298,632
Apache Corp., Senior Notes	5.100%	9/1/40	15,000,000	16,733,910
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,600,000	11,020,000	(d)
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	19,410,000	20,899,426
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,440,000	6,827,791
Chesapeake Energy Corp., Senior Notes	6.875%	8/15/18	270,000	278,100
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	5,855,000	6,235,575
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	5,220,000	5,376,600
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	8,594,000	8,465,090
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	1,420,000	1,278,000	(d)
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,699,000	4,628,515
Conoco Funding Co.	7.250%	10/15/31	810,000	1,115,607
ConocoPhillips	5.900%	10/15/32	10,000	12,200
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	638,000	849,366
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	5,910,000	6,220,275
Devon Energy Corp.	6.300%	1/15/19	14,500,000	17,577,262
Devon Energy Corp., Debentures	7.950%	4/15/32	970,000	1,379,010
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,267,000	3,796,483
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,000,000	21,283,173
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	5,774,959
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	19,570,000	19,605,676
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	8,960,000	9,427,739
Enterprise Products Operating LLP, Senior Bonds	6.300%	9/15/17	14,300,000	16,599,812

Gazprom, Loan Participation Notes	6.212%	11/22/16	1,996,000	2,010,970	(d)
Hess Corp., Notes	8.125%	2/15/19	19,670,000	25,352,919
Kerr-McGee Corp., Notes	6.950%	7/1/24	4,730,000	5,528,344
Kerr-McGee Corp., Notes	7.875%	9/15/31	8,240,000	10,132,893
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	4,930,000	5,056,464
Kinder Morgan Energy Partners LP, Senior Notes	5.850%	9/15/12	20,000	20,812
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	2,013,901

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	5,190,000	$5,877,244
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,600,000	19,169,362
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	11,800,000	11,796,637
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	7,910,000	8,315,388
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,623,000	23,190,667
Pemex Project Funding Master Trust, Senior Notes	0.929%	12/3/12	104,000	102,960	(a)(d)
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	7,930,000	7,866,560
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,250,000	6,781,250
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,457,000	5,664,366
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	18,560,000	18,764,160
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,800,000	9,196,000
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	6,741,450
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	6,713,000	6,746,565
Seariver Maritime Financial Holdings	0.000%	9/1/12	70,000	68,690
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,910,000	2,144,978
Shell International Finance BV, Senior Notes	6.375%	12/15/38	11,845,000	16,140,435
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,236,940
Williams Cos. Inc., Debentures	7.500%	1/15/31	733,000	857,523
Williams Cos. Inc., Notes	7.875%	9/1/21	12,737,000	15,099,905
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	392,000	470,591
Williams Partners LP, Senior Notes	5.250%	3/15/20	3,340,000	3,592,491

Total Oil, Gas & Consumable Fuels				432,532,971

TOTAL ENERGY				461,095,915

FINANCIALS - 12.3%
Capital Markets - 2.0%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	925,000	1,050,246
Credit Suisse AG/Guernsey, Junior Subordinated Notes	5.860%	5/15/17	150,000	117,750	(a)(h)
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	1,810,000	1,122,200	(a)(h)
Goldman Sachs Group Inc., Senior Notes	6.600%	1/15/12	4,385,000	4,448,008
Goldman Sachs Group Inc., Senior Notes	5.300%	2/14/12	584,000	591,253
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	2,429,000	2,462,637
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	3,892,000	4,012,060
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	584,000	600,987
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	3,599,000	3,739,544
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	37,530,000	37,270,105
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	3,070,000	3,028,601
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,060,000	28,258,467
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,377,495
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	5,550,000	1,359,750	(d)(e)(g)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	80,340,000	19,683,300	(d)(e)(g)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	5,530,000	553	(a)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	2,640	(g)
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	350,975
Morgan Stanley, Medium-Term Notes	0.700%	10/18/16	7,380,000	5,745,588	(a)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	16,755,000	16,135,886
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	7,230,000	6,870,806
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	14,885,000	15,750,860
UBS AG, Senior Notes	2.250%	1/28/14	7,760,000	7,561,833
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	6,040,000	6,014,566
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	4,870,000	4,689,294

Total Capital Markets				172,245,404

Commercial Banks - 3.7%

BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	2,240,000	1,232,000	(a)(h)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	9,340,000	9,929,093	(d)
Bank One Corp., Subordinated Notes	5.900%	11/15/11	2,000,000	2,009,698
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	5,139,000	4,727,880	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Banks - continued
Barclays Bank PLC, Senior Notes	5.200%	7/10/14	815,000	$833,483
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	11,715,000	10,753,058	(d)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	20,795,000	19,487,702
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,260,000	10,656,631	(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,390,000	4,558,040	(d)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	7,870,000	7,515,449	(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	22,940,000	18,065,250	(a)(d)(h)
Glitnir Banki HF, Notes	6.330%	7/28/11	10,670,000	2,774,200	(d)(e)(g)(i)
Glitnir Banki HF, Notes	6.375%	9/25/12	18,040,000	4,690,400	(d)(e)(g)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	60,000	36,000	(a)(d)(h)
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	4,937,707	(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	2,090,000	1,847,591	(a)(d)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,280,000	6,373,101	(d)
Korea Development Bank	5.500%	11/13/12	60,000	62,147
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	28,520,000	1,996,400	(d)(e)(g)(i)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	440,000	418,375	(d)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	14,640,000	14,433,942
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	6,300,000	5,843,250
Nordea Bank AB, Senior Notes	3.700%	11/13/14	9,790,000	9,962,989	(d)
Nordea Bank AB, Senior Notes	4.875%	1/27/20	240,000	249,919	(d)
Nordea Bank AB, Senior Notes	4.875%	1/14/21	8,690,000	9,015,771	(d)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,240,000	12,168,080	(d)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	13,172,000	15,839,330	(a)(d)(h)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	12,200,000	11,408,183	(a)(d)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	2,060,000	1,339,000	(a)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	6,100,000	2,928,000	(h)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	13,230,000	12,647,364
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	4,720,000	4,621,418
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	16,700,000	15,705,682
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	15,000,000	13,909,125	(d)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,200,000	1,959,976	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	13,440,000	13,860,161	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,420,450	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/21/11	16,100,000	13,202,000	(a)(h)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,956,783
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	720,000	755,363
Wells Fargo & Co.	4.600%	4/1/21	13,910,000	14,868,483
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	7,930,000	8,252,164
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	136,526
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	6,995,000	6,816,222

Total Commercial Banks				322,204,386

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	5,070,000	4,692,893
American Express Co., Subordinated Debentures	6.800%	9/1/66	12,195,000	11,813,906	(a)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	21,660,000	23,443,679
Caterpillar Financial Services Corp., Senior Notes	6.200%	9/30/13	290,000	318,530
HSBC Finance Corp.	7.000%	5/15/12	160,000	164,724
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	24,270,000	23,853,090	(d)
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	520,000	538,954
SLM Corp.	5.000%	4/15/15	740,000	690,093
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	4,690,000	4,525,484
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	3,510,000	2,794,996
Springleaf Finance Corp., Senior Notes	6.900%	12/15/17	1,590,000	1,144,800

Total Consumer Finance				73,981,149

Diversified Financial Services - 4.8%
Air 2 US, Notes	8.027%	10/1/19	7,741,131	7,663,720	(d)
Bank of America Corp.	5.750%	12/1/17	480,000	450,173
Bank of America Corp., Senior Notes	4.875%	9/15/12	230,000	230,107

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - continued
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,520,000	$24,186,427
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,350,000	4,927,682
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	26,170,424
Bank of America Corp., Senior Notes	5.000%	5/13/21	20,660,000	18,431,902
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	2,030,000	1,763,589
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,760,000	6,536,742
Citigroup Inc., Notes	6.500%	8/19/13	150,000	157,844
Citigroup Inc., Senior Notes	6.000%	12/13/13	20,500,000	21,532,564
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,040,000	5,335,944
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,101,000	1,143,884
Citigroup Inc., Senior Notes	6.010%	1/15/15	9,320,000	9,905,147
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,123,474
Citigroup Inc., Senior Notes	5.375%	8/9/20	23,350,000	24,190,997
Citigroup Inc., Senior Notes	5.875%	5/29/37	6,040,000	5,774,035
Citigroup Inc., Senior Notes	6.875%	3/5/38	24,800,000	26,925,980
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	270,000	264,805
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	152,263
European Investment Bank, Senior Bonds	4.625%	3/21/12	50,000	50,983
General Electric Capital Corp., Medium-Term Notes	5.450%	1/15/13	1,175,000	1,234,046
General Electric Capital Corp., Notes	5.300%	2/11/21	13,740,000	14,253,890
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	41,330,000	47,436,135
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	39,295,000	36,937,300	(a)
ILFC E-Capital Trust I	5.740%	12/21/65	14,410,000	10,017,832	(a)(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,760,000	2,042,400	(a)(d)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,440,000	5,440,000	(d)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	27,110,000	27,177,775	(d)
JPMorgan Chase & Co.	4.400%	7/22/20	10,770,000	10,896,418
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,894,698
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	13,010,000	13,040,834
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,740,000	1,758,279
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	4,430,000	4,641,302
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	517,090
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	60,000	65,604
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	7,400,000	7,474,222	(a)(h)
Patrons’ Legacy	5.775%	12/23/63	8,674,401	8,670,063	(c)(d)
PHH Corp.	7.125%	3/1/13	5,940,000	5,940,000
TNK-BP Finance SA, Senior Notes	6.625%	3/20/17	3,575,000	3,548,187	(d)

Total Diversified Financial Services				408,904,761

Insurance - 0.7%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	360,000	249,300
American International Group Inc., Senior Notes	3.750%	11/30/13	6,500,000	6,505,895	(d)
American International Group Inc., Senior Notes	6.400%	12/15/20	26,734,000	27,236,332
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	2,206,797	(d)
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,560,000	6,896,994
ING Capital Funding Trust III, Junior Subordinated Bonds	3.969%	12/31/11	530,000	396,385	(a)(h)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	8,766,500	(d)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	2,905,000	2,574,957
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,556,234

Total Insurance				61,389,394

Real Estate Investment Trusts (REITs) - 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	6,420,998

Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	70,000	70,202
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,441,000	5,684,382

Total Thrifts & Mortgage Finance				5,754,584

TOTAL FINANCIALS				1,050,900,676

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,810,000	$7,711,018

Health Care Providers & Services - 1.0%
AmerisourceBergen Corp.	5.625%	9/15/12	6,445,000	6,703,825
AmerisourceBergen Corp.	5.875%	9/15/15	5,350,000	6,100,166
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	5,820,000	5,718,150
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	11,557,500
HCA Inc., Notes	7.690%	6/15/25	723,000	650,700
HCA Inc., Notes	7.500%	11/6/33	1,105,000	942,013
HCA Inc., Senior Notes	6.250%	2/15/13	1,243,000	1,260,091
HCA Inc., Senior Notes	5.750%	3/15/14	311,000	303,225
HCA Inc., Senior Secured Notes	6.500%	2/15/20	3,230,000	3,157,325
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	11,570,000
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	2,470,000	2,612,025
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	19,083,112
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	180,000	188,892
WellPoint Inc., Notes	5.875%	6/15/17	3,040,000	3,477,459
WellPoint Inc., Notes	7.000%	2/15/19	5,500,000	6,788,424
WellPoint Inc., Senior Notes	3.700%	8/15/21	7,390,000	7,432,825

Total Health Care Providers & Services				87,545,732

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,430,000	4,598,499

Pharmaceuticals - 0.6%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	16,150,000	19,043,434
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	2,190,000	2,190,000	(d)
Merck and Co. Inc.	6.000%	9/15/17	340,000	414,414
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,435,000	10,570,211
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,990,000	12,205,612	(d)
Wyeth, Notes	5.950%	4/1/37	7,135,000	9,090,482

Total Pharmaceuticals				53,514,153

TOTAL HEALTH CARE				153,369,402

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,200,000	9,959,466
Boeing Co., Senior Notes	4.875%	2/15/20	3,100,000	3,537,243
Raytheon Co., Senior Notes	3.125%	10/15/20	4,410,000	4,391,751

Total Aerospace & Defense				17,888,460

Airlines - 0.6%
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	7,029,682	7,099,979
Continental Airlines Inc., Pass-Through Certificates	6.900%	7/2/19	47,175	48,118
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,911,429	8,955,986
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	183,249	187,831
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,070,000	1,080,700	(d)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	13,505,971	13,607,266
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	8,053,329	8,204,329	(c)
Northwest Airlines Inc.	0.766%	2/6/15	933,331	872,665	(a)(c)
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,702,157
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	2,383,437	2,609,863

Total Airlines				48,368,894

Building Products - 0.2%
Masco Corp.	7.125%	8/15/13	5,830,000	6,215,812
Masco Corp.	6.125%	10/3/16	8,270,000	8,064,763

Total Building Products				14,280,575

Commercial Services & Supplies - 0.1%
Allied Waste North America Inc., Senior Notes	6.875%	6/1/17	2,660,000	2,842,875
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,538,505
Waste Management Inc.	7.125%	12/15/17	500,000	617,819
Waste Management Inc.	7.375%	5/15/29	1,230,000	1,560,908

Total Commercial Services & Supplies				12,560,107

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.1%
General Electric Co., Notes	5.000%	2/1/13	5,195,000	$5,440,879
Tyco International Group SA, Notes	6.000%	11/15/13	3,498,000	3,829,667

Total Industrial Conglomerates				9,270,546

Machinery - 0.1%
Caterpillar Inc., Senior Notes	3.900%	5/27/21	6,930,000	7,474,081

Road & Rail - 0.1%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	4,092,000	4,695,570
Kansas City Southern de Mexico SA de CV, Senior Notes	6.125%	6/15/21	1,410,000	1,395,900
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	6,133,000	6,638,973

Total Road & Rail				12,730,443

TOTAL INDUSTRIALS				122,573,106

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola Solutions Inc.	8.000%	11/1/11	10,850,000	10,904,347

IT Services - 0.1%
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	830,984
International Business Machines Corp	4.750%	11/29/12	40,000	41,855
International Business Machines Corp., Senior Notes	5.600%	11/30/39	1,500,000	1,850,477

Total IT Services				2,723,316

Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,320,000	1,574,751

TOTAL INFORMATION TECHNOLOGY				15,202,414

MATERIALS - 2.0%
Chemicals - 0.0%
CF Industries Inc., Senior Notes	7.125%	5/1/20	955,000	1,087,506
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	320,000	358,849

Total Chemicals				1,446,355

Containers & Packaging - 0.3%
Ball Corp., Senior Notes	6.750%	9/15/20	8,384,000	8,677,440
Ball Corp., Senior Notes	5.750%	5/15/21	9,920,000	9,647,200
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	2,480,000	2,306,400	(d)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	6,420,000	5,778,000	(d)

Total Containers & Packaging				26,409,040

Metals & Mining - 1.7%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,165,000	8,687,469
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	6,500,000	6,665,334
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,020,000	24,601,037
Cliffs Natural Resources Inc., Senior Notes	6.250%	10/1/40	10,990,000	10,703,216
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	2,590,000	2,758,586	(d)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	1,480,000	1,332,000	(d)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	14,195,000	15,224,138
Novelis Inc., Senior Notes	8.750%	12/15/20	5,760,000	5,644,800
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	9,138,000	10,964,695
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,481,554
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,520,049
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	14,380,000	14,140,113
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,860,000	3,970,245
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	5,700,000	5,677,405
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	5,890,000	5,786,925
Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	2,910,000	2,866,350
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	530,000	529,338
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	297,000	352,016
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	367,000	431,445

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Vale Overseas Ltd., Notes	6.875%	11/21/36	14,306,000	$15,430,437

Total Metals & Mining				142,767,152

TOTAL MATERIALS				170,622,547

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	6.300%	1/15/38	950,000	1,088,251
AT&T Inc., Global Notes	5.600%	5/15/18	15,700,000	18,153,282
AT&T Inc., Senior Notes	3.875%	8/15/21	4,020,000	4,135,209
AT&T Inc., Senior Notes	6.400%	5/15/38	3,257,000	3,780,185
AT&T Inc., Senior Notes	5.550%	8/15/41	6,720,000	7,234,873
BellSouth Corp.	5.200%	9/15/14	8,250,000	9,058,789
BellSouth Corp., Notes	4.750%	11/15/12	640,000	664,966
British Telecommunications PLC, Bonds	9.875%	12/15/30	5,310,000	7,682,200
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,100,903
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	9,730,000	10,713,236
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	1,367,000	1,385,796
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	2,460,000	2,404,650
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	5,150,000	4,750,875	(d)
Qwest Communications International Inc., Senior Notes	7.500%	2/15/14	2,754,000	2,754,000
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,292,000
Qwest Corp., Senior Notes	7.500%	10/1/14	2,680,000	2,894,400
SBC Communications Inc., Notes	5.100%	9/15/14	8,640,000	9,488,465
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,345,000	1,320,146
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	10,380,000	9,667,382
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	370,000	351,345
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	5,520,000	6,101,477
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	11,100,000	13,491,684
Verizon Global Funding Corp., Notes	7.375%	9/1/12	155,000	163,877
Verizon New York Inc., Senior Debentures	6.875%	4/1/12	3,942,000	4,056,554

Total Diversified Telecommunication Services				134,734,545

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,290,000	6,983,605
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	4,980,000	5,258,880
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,795,000	25,045,108
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	152,071
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	2,053,528
Sprint Capital Corp., Global Notes	6.900%	5/1/19	720,000	619,200
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	8,236,000	8,318,360
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,730,000	3,240,438

Total Wireless Telecommunication Services				51,671,190

TOTAL TELECOMMUNICATION SERVICES				186,405,735

UTILITIES - 1.9%
Electric Utilities - 0.7%
Detroit Edison Co.	5.200%	10/15/12	10,000	10,449
Duke Energy Corp., Senior Notes	5.625%	11/30/12	1,010,000	1,059,753
FirstEnergy Corp., Notes	6.450%	11/15/11	142,000	142,773
FirstEnergy Corp., Notes	7.375%	11/15/31	22,835,000	28,163,387
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	40,000	53,283
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	11,790,000	13,701,076
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,598,544
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,350,349

Total Electric Utilities				57,079,614

Gas Utilities - 0.1%

Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	56,083	(d)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,410,000	12,135,409

Total Gas Utilities				12,191,492

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power Producers & Energy Traders - 0.8%
AES Corp., Senior Notes	7.750%	3/1/14	15,000	$15,300
AES Corp., Senior Notes	7.750%	10/15/15	4,905,000	4,978,575
AES Corp., Senior Notes	8.000%	6/1/20	3,299,000	3,299,000
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	5,481,000	5,618,025	(d)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	8,890,000	8,489,950	(d)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	5,390,000	5,201,350	(d)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	45,406,000	44,270,850

Total Independent Power Producers & Energy Traders				71,873,050

Multi-Utilities - 0.3%
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	5,495,000	5,735,654
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,724,909
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	90,000	119,959
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,784,508

Total Multi-Utilities				24,365,030

TOTAL UTILITIES				165,509,186

TOTAL CORPORATE BONDS & NOTES (Cost - $2,785,219,236)				2,766,069,977

MUNICIPAL BONDS - 2.0%
Alabama - 0.0%
Birmingham, AL, Commercial Development Authority Revenue, Civic Center Improvements Project	5.500%	4/1/41	650,000	696,625

California - 0.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/34	3,680,000	3,886,337
California State, GO, Build America Bonds	7.300%	10/1/39	8,300,000	9,869,696
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	1,400,000	1,513,792
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	5,660,000	7,346,680
San Mateo County, CA, Community College District, GO	5.000%	9/1/38	590,000	612,296
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds	5.876%	4/1/32	8,810,000	10,533,060

Total California				33,761,861

Delaware - 0.1%
Northstar Education Finance Inc., DE, Student Loan Asset Backed Note	1.619%	1/29/46	7,900,000	6,320,000	(a)(c)

Florida - 0.1%
Florida Educational Loan Marketing Corp., Education Loan Revenue	0.495%	12/1/18	6,000,000	4,995,000	(a)(j)

Georgia - 0.1%
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue	5.000%	7/1/39	990,000	1,026,561
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	4,880,000	5,214,377
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	2,820,000	2,978,597

Total Georgia				9,219,535

Illinois - 0.3%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	2,370,000	2,590,457
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	1,150,000	1,266,932
Illinois State, GO	5.665%	3/1/18	7,570,000	8,148,500
Illinois State, GO	5.877%	3/1/19	8,310,000	8,869,512

Total Illinois				20,875,401

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kentucky - 0.1%
Kentucky Higher Education Student Loan Corp., Student Loan Revenue	1.619%	5/1/32	10,250,000		$9,173,750	(a)

Nevada - 0.0%
Clark County, NV, Passenger Facility Charge Revenue, Las Vegas Macarran International Airport	5.250%	7/1/39	1,350,000		1,395,482

New York - 0.0%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,745,000		2,793,943

North Carolina - 0.2%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes	1.135%	7/25/25	18,860,000		18,215,931	(a)

Pennsylvania - 0.6%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.281%	5/1/46	2,575,000		2,414,063	(a)(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	1.063%	5/1/46	4,750,000		4,453,125	(a)(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	1.064%	5/1/46	45,825,000		42,960,937	(a)(c)

Total Pennsylvania					49,828,125

Texas - 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.726%	6/25/42	11,850,000		9,954,000	(a)

TOTAL MUNICIPAL BONDS (Cost - $157,940,883)					167,229,653

SOVEREIGN BONDS - 3.1%
Brazil - 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	13,190,000	BRL	6,866,987
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	162,873,000	BRL	81,443,776

Total Brazil					88,310,763

Canada - 0.0%
Province of British Columbia	4.300%	5/30/13	180,000		191,231

India - 0.1%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	4,969,000		4,124,270	(a)(d)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	7,003,000		5,812,490	(a)(d)

Total India					9,936,760

Malaysia - 0.3%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	65,070,000	MYR	20,707,914
Government of Malaysia, Senior Bonds	4.262%	9/15/16	18,615,000	MYR	6,049,971

Total Malaysia					26,757,885

Mexico - 0.9%
Mexican Bonos, Bonds	8.000%	6/11/20	795,803,000	MXN	63,538,975
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	3,592,751
United Mexican States, Medium-Term Notes	5.625%	1/15/17	374,000		416,636
United Mexican States, Medium-Term Notes	6.750%	9/27/34	4,913,000		6,042,990
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,852,000		3,222,760

Total Mexico					76,814,112

Poland - 0.5%
Republic of Poland, Bonds	5.500%	4/25/15	122,000,000	PLN	37,405,266

Russia - 0.3%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	5,615,000		5,530,775	(d)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	17,439,810		19,596,766	(d)

Total Russia					25,127,541

TOTAL SOVEREIGN BONDS (Cost - $287,994,836)					264,543,558

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.6%
U.S. Government Agencies - 3.0%
Federal Home Loan Bank (FHLB), Bonds	0.350%	7/20/12	75,000,000	$75,000,525
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,240,000	2,891,235
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	11,095,000	16,489,633
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	62,140,000	47,247,963
Federal National Mortgage Association (FNMA), Senior Notes	5.625%	7/15/37	10,490,000	14,369,527
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	6,110,000	6,362,233
Financing Corp. (FICO) Strip	0.000%	4/5/19	320,000	276,341
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,500,000	11,826,783
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000	1,119,127
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,815,000	3,422,517
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,313,000	12,734,047
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	23,073,000	20,378,420
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	11,319,000	9,801,903
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,850,000	1,587,883
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,535,000	10,295,241
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	13,681,000	12,083,264
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	708,000	600,978
Tennessee Valley Authority, Bonds	5.980%	4/1/36	120,000	167,441
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,273,077
Tennessee Valley Authority, Notes	5.250%	9/15/39	7,700,000	9,862,699

Total U.S. Government Agencies				257,790,837

U.S. Government Obligations - 0.6%
U.S. Treasury Notes	1.375%	2/15/13	330,000	335,118
U.S. Treasury Notes	0.500%	5/31/13	705,000	707,974
U.S. Treasury Notes	0.125%	8/31/13	810,000	808,006
U.S. Treasury Notes	1.000%	9/30/16	10,070,000	10,084,904
U.S. Treasury Notes	2.125%	8/15/21	2,830,000	2,879,978
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	510,000	366,023
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/41	81,700,000	33,047,160
Total U.S. Government Obligations				48,229,163

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $269,144,216)				306,020,000

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.7%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	40,538,343	50,074,340	(k)
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	39,331,029	46,720,975
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	98,852,010	123,603,663
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	3,179,418	3,683,159
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,222,968	10,500,985

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $184,262,140)				234,583,122

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Cumulus Media Inc., Class A Shares (Cost - $9,075)			3,746	10,639	*

CONVERTIBLE PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	5.375%		29	168,200	*

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE		SHARES	VALUE
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III	6.750%		71,200	$3,468,864

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,233,675)				3,637,064

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XII	8.500%		155,875	3,912,462	(a)
Citigroup Capital XIII	7.875%		77,075	2,035,551	(a)

Total Diversified Financial Services				5,948,013

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	0.000%		53,100	146,025	*(a)

TOTAL PREFERRED STOCKS (Cost - $8,648,670)				6,094,038

		EXPIRATION DATE	CONTRACTS/ NOTIONAL PAR
PURCHASED OPTIONS - 0.1%
Eurodollar Mid Curve 2-Year Futures, Call @ 99.75%		12/16/11	1,303	8,144
Eurodollar Mid Curve 3-Year Futures, Call @ 98.75%		12/16/11	1,303	203,594
Interest rate swaption with Banc of America Securities LLC, Call @ 3.50%		11/2/17	38,950,000	3,434,344
Interest rate swaption with Banc of America Securities LLC, Put @ 6.00%		11/2/17	194,800,000	5,167,791
Interest rate swaption with Credit Suisse First Boston Inc., Call @ 3.50%		11/2/17	3,300,000	290,971
Interest rate swaption with Credit Suisse First Boston Inc., Put @ 6.00%		11/2/17	16,700,000	443,029

TOTAL PURCHASED OPTIONS (Cost - $9,890,841)				9,547,873

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,688,846,092)				8,567,981,676

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 19.6%
U.S. Government Agencies - 17.4%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090 - 0.120%	1/10/12	15,600,000	15,599,142	(k)(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/12/12	136,200,000	136,192,373	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	2/7/12	250,000,000	249,982,250	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	2/10/12	150,000,000	149,989,200	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.135%	3/20/12	250,000,000	249,964,750	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	4/27/12	45,000,000	44,989,650	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	11/21/11	75,000,000	74,990,935	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	12/7/11	136,200,000	136,195,097	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	12/12/11	300,000,000	299,988,300	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	1/17/12	290,000	289,983	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	1/17/12	100,000,000	99,994,100	(k)(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.030%	1/18/12	5,550,000	5,549,672	(k)(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.105%	2/8/12	25,000,000	24,998,225	(l)

Total U.S. Government Agencies (Cost - $1,488,269,439)				1,488,723,677

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Repurchase Agreements - 2.2%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/11; Proceeds at maturity - $175,533,585; (Fully collateralized by U.S. government agency obligations, 0.440% due 8/28/12; Market value - $179,043,655)	0.040%	10/3/11	175,533,000	$175,533,000
Goldman Sachs & Co. repurchase agreement dated 9/30/11; Proceeds at maturity - $18,197,061; (Fully collateralized by U.S. government agency obligations, 2.375% due 4/11/16; Market value - $18,568,275)	0.040%	10/3/11	18,197,000	18,197,000

Total Repurchase Agreements (Cost - $193,730,000)				193,730,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,681,999,439)				1,682,453,677

TOTAL INVESTMENTS - 119.7% (Cost - $10,370,845,531#)				10,250,435,353
Liabilities in Excess of Other Assets - (19.7)%				(1,688,087,432)

TOTAL NET ASSETS - 100.0%				$8,562,347,921

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Illiquid security.

(f)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	The coupon payment on these securities is currently in default as of September 30, 2011.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	The maturity principal is currently in default as of September 30, 2011.

(j)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CMB	— Cash Management Bill
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PAC	— Planned Amortization Class
PLN	— Polish Zloty
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	3/19/12	$99.50	1,394	$365,925
Eurodollar Futures, Call	3/19/12	99.38	737	345,469
Eurodollar Futures, Call	6/18/12	99.63	654	94,012
Eurodollar Futures, Put	3/19/12	99.50	1,394	670,863
Eurodollar Futures, Put	3/19/12	99.38	737	280,981
Eurodollar Futures, Put	6/18/12	99.63	654	445,538
Eurodollar Mid Curve 2-Year Futures, Call	12/16/11	99.50	1,303	32,575
Eurodollar Mid Curve 3-Year Futures, Call	12/16/11	99.00	1,303	65,150
U.S. Treasury 5-Year Notes Futures, Put	11/25/11	121.50	1,156	316,094
U.S. Treasury 10-Year Notes Futures, Put	11/25/11	128.50	662	517,188

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 10-Year Notes Futures, Put	11/25/11	126.00	657	$184,781

		STRIKE RATE	NOTIONAL PAR
Interest rate swaption with Banc of America Securities LLC, Put	11/2/17	9.50%	$155,800,000	1,673,452
Interest rate swaption with Banc of America Securities LLC, Put	11/2/17	7.25	155,800,000	2,849,619
Interest rate swaption with Barclays Capital Inc., Call	10/2/13	4.95	124,690,000	25,987,379
Interest rate swaption with Barclays Capital Inc., Put	10/2/13	4.95	124,690,000	1,188,687
Interest rate swaption with Credit Suisse First Boston Inc., Put	11/2/17	7.25	13,300,000	243,260
Interest rate swaption with Credit Suisse First Boston Inc., Put	11/2/17	9.50	13,300,000	142,856
Interest rate swaption with JPMorgan Securities Inc., Call	10/3/13	4.86	124,700,000	25,049,619
Interest rate swaption with JPMorgan Securities Inc., Put	10/3/13	4.86	124,700,000	1,276,165

TOTAL WRITTEN OPTIONS (Premiums received - $40,664,749)				$61,729,613

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Core Plus Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the last quoted bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Mortgage-backed securities	—	$2,856,172,133	$45,433,437	$2,901,605,570
Asset-backed securities	—	305,668,184	39,491,400	345,159,584
Collateralized mortgage obligations	—	1,390,642,997	3,320,900	1,393,963,897

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Collateralized senior loans	—	169,516,701	—	169,516,701
Corporate bonds & notes	—	2,746,843,136	19,226,841	2,766,069,977
Municipal bonds	—	111,081,529	56,148,124	167,229,653
Sovereign bonds	—	264,543,558	—	264,543,558
U.S. government & agency obligations	—	306,020,000	—	306,020,000
U.S. treasury inflation protected securities	—	234,583,122	—	234,583,122
Common stocks	$10,639	—	—	10,639
Convertible preferred stocks	3,468,864	168,200	—	3,637,064
Preferred stocks	5,948,013	146,025	—	6,094,038
Purchased options	211,738	9,336,135	—	9,547,873

Total long-term investments	$9,639,254	$8,394,721,720	$163,620,702	$8,567,981,676

Short-term investments†	—	1,682,453,677	—	1,682,453,677

Total investments	$9,639,254	$10,077,175,397	$163,620,702	$10,250,435,353

Other financial instruments:
Futures contracts	$79,519,491	—	—	$79,519,491
Forward foreign currency contracts	—	$20,523,713	—	20,523,713
Credit default swaps on corporate issues - sell protection	—	58,893	—	58,893
Credit default swaps on corporate issues - buy protection	—	8,547,949	—	8,547,949
Credit default swaps on credit indices - sell protection‡	—	165,044	—	165,044
Credit default swaps on credit indices - buy protection‡	—	35,940,321	—	35,940,321
Total return swaps	—	65,098	—	65,098

Total other financial instruments	$79,519,491	$65,301,018	—	$144,820,509

Total	$89,158,745	$10,142,476,415	$163,620,702	$10,395,255,862

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$3,318,576	$58,411,037	—	$61,729,613
Futures contracts	19,365,148	—	—	19,365,148
Forward foreign currency contracts	—	8,913,659	—	8,913,659
Interest rate swaps‡	—	20,389,023	—	20,389,023
Credit default swaps on corporate issues - sell protection‡	—	7,179,355	—	7,179,355
Credit default swaps on corporate issues - buy protection	—	78,212	—	78,212
Credit default swaps on credit indices - sell protection‡	—	35,052,000	—	35,052,000
Total return swaps‡	—	2,869,880	—	2,869,880

Total	$22,683,724	$132,893,166	—	$155,576,890

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	MORTGAGE- BACKED SECURITIES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	CORPORATE BONDS & NOTES	MUNICIPAL BONDS	TOTAL
Balance as of December 31, 2010	—	$2,595,097	$89,440	$17,561,062	$13,243,000	$33,488,599
Accrued premiums/discounts	—	68,457	1,808	(50,675)	27,563	47,153
Realized gain (loss) (1)	—	47,098	(191,125)	(256)	141,526	(2,757)
Change in unrealized appreciation (depreciation) (2)	—	(289,803)	306,886	587,882	(159,183)	445,782
Net purchases (sales)	$45,433,437	13,035,340	3,113,891	(225,599)	(2,479,781)	58,877,288
Transfers into Level 3	—	24,035,211	—	1,354,427	45,374,999	70,764,637
Transfers out of Level 3	—	—	—	—	—	—

Balance as of September 30, 2011	$45,433,437	$39,491,400	$3,320,900	$19,226,841	$56,148,124	$163,620,702

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011 (2)	—	$(289,803)	$306,886	$587,882	$(159,183)	$445,782

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of September 30, 2011, the total notional value of all credit default swaps to sell protection is $310,447,515. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Credit Default Swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

Notes to Schedule of Investments (unaudited) (continued)

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers.

Notes to Schedule of Investments (unaudited) (continued)

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund held credit default swaps, interest rate swaps, total return swaps, written options and forward foreign currency contracts with credit related contingent features which had a liability position of $136,211,742. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of September 30, 2011, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $77,010,000, which could be used to reduce the required payment.

(p) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$385,372,632
Gross unrealized depreciation	(505,782,810)

Net unrealized depreciation	$(120,410,178)

At September 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	510	3/12	$126,832,283	126,747,750	$(84,533)
U.S. Treasury Ultra Long-Term Bonds	5,741	12/11	831,568,049	910,666,125	79,098,076

					$79,013,543

Contracts to Sell:
90-Day Eurodollar	510	3/13	126,127,717	126,735,000	(607,283)

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
U.S. Treasury 2-Year Notes	2,209	12/11	486,850,120	486,428,705	421,415
U.S. Treasury 5-Year Notes	3,274	12/11	400,943,009	401,013,844	(70,835)
U.S. Treasury 10-Year Notes	4,073	12/11	528,205,998	529,871,844	(1,665,846)
U.S. Treasury 30-Year Bonds	2,681	12/11	365,440,974	382,377,625	(16,936,651)

					$(18,859,200)

Net unrealized gain on open futures contracts					$60,154,343

During the period ended September 30, 2011, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding December 31, 2010	1,105,284,841	$39,448,431
Options written	2,167,225,977	17,526,205
Options closed	(1,600,208,805)	(8,367,256)
Options exercised	(567,004,042)	(4,249,880)
Options expired	(268,307,320)	(3,692,751)
Written options, outstanding September 30, 2011	836,990,651	$40,664,749

At September 30, 2011, the Fund held TBA securities with a total cost of $1,695,155,554.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Canadian Dollar	Citibank N.A.	85,988,000	$81,966,505	11/16/11	$(4,905,856)
Euro	Credit Suisse First Boston Inc.	31,793,419	42,583,168	11/16/11	(2,741,530)
Euro	JPMorgan Chase & Co.	8,000,000	10,714,964	11/16/11	(512,716)
Euro	UBS AG	6,170,609	8,264,732	11/16/11	(446,502)
Japanese Yen	Goldman Sachs Group Inc.	3,505,750,760	45,482,622	11/16/11	270,463

					(8,336,141)

Contracts to Sell:
Euro	Citibank N.A.	56,134,951	75,185,497	11/16/11	4,754,882
Euro	Goldman Sachs Group Inc.	47,500,000	63,620,099	11/16/11	4,016,576
Euro	JPMorgan Chase & Co.	58,815,000	78,775,076	11/16/11	5,589,160
Euro	Morgan Stanley & Co. Inc.	63,690,000	85,304,508	11/16/11	5,019,377
Japanese Yen	Deutsche Bank AG	3,600,000,000	46,705,385	11/16/11	(307,055)
Japanese Yen	JPMorgan Chase & Co.	7,129,387,100	92,494,658	11/16/11	873,255

					19,946,195

Net unrealized gain on open forward foreign currency contracts					$11,610,054

At September 30, 2011, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND‡	PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$8,100,000	3/1/13	5.104% semi-annually	3-Month LIBOR	—	$(520,798)
Banc of America Securities LLC	5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	(578,865)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(1,236,520)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(1,016,706)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,686,020)
Barclays Capital Inc.	10,850,000	11/1/11	5.439% semi-annually	3-Month LIBOR	—	(48,310)

Notes to Schedule of Investments (unaudited) (continued)

INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND‡	PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	6,240,000	6/25/12	5.060% semi-annually	3-Month LIBOR	—	(208,496)
Barclays Capital Inc.	6,330,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(282,991)
Credit Suisse First Boston Inc.	5,300,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(440,029)
Credit Suisse First Boston Inc.	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(729,258)
Credit Suisse First Boston Inc.	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(872,076)
Credit Suisse First Boston Inc.	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(1,022,922)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(2,010,134)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,794,832)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(1,031,533)
JPMorgan Securities Inc.	71,980,000	2/15/41	zero coupon	3-Month LIBOR	$(416,815)	(3,644,339)
Morgan Stanley & Co. Inc.	5,540,000	3/15/12	4.763% semi-annually	3-Month LIBOR	—	(109,197)
Morgan Stanley & Co. Inc.	6,600,000	4/30/16	5.189% semi-annually	3-Month LIBOR	—	(1,199,776)
RBS Greenwich	4,560,000	4/1/12	5.011% semi-annually	3-Month LIBOR	—	(104,649)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(1,434,757)

Total	$205,230,000				$(416,815)	$(19,972,208)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2011[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	$5,600,000	3/20/17	5.95%	2.800% quarterly	$(764,840)	—	$(764,840)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	5.95%	2.600% quarterly	(522,906)	—	(522,906)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	5.88%	2.210% quarterly	(262,387)	—	(262,387)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	2,500,000	12/20/16	5.88%	2.200% quarterly	(386,915)	—	(386,915)
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	4,450,000	9/20/17	3.90%	3.650% quarterly	(52,021)	—	(52,021)
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	3,500,000	9/20/17	3.90%	3.650% quarterly	(40,915)	—	(40,915)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	3.70%	2.930% quarterly	(64,439)	—	(64,439)
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	3.53%	1.000% quarterly	(2,756,444)	$(794,907)	(1,961,537)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	3.90%	3.770% quarterly	(39,062)	—	(39,062)
Goldman Sachs Group Inc. (TXU Corp., 5.550%, due 11/15/14)	2,700,000	9/20/12	18.76%	3.240% quarterly	(368,559)	—	(368,559)
RBS Greenwich (Ally Financial Inc., 6.875%, due 8/28/12)	780,000	12/20/11	6.15%	1.340% quarterly	(8,317)	—	(8,317)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	7,400,000	3/20/12	4.53%	0.600% quarterly	(136,198)	—	(136,198)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,900,000	9/20/12	4.59%	0.660% quarterly	(369,094)	—	(369,094)
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,500,000	6/20/12	1.84%	5.100% quarterly	58,893	—	58,893
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	680,000	12/20/11	6.15%	1.200% quarterly	(7,462)	—	(7,462)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	8,500,000	3/20/12	6.15%	1.170% quarterly	(195,871)	—	(195,871)

Notes to Schedule of Investments (unaudited) (continued)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2011[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	9,400,000	3/20/12	6.15%	1.400% quarterly	(206,616)	—	(206,616)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	4,200,000	12/20/16	8.58%	1.550% quarterly	(997,309)	—	(997,309)

Total	$96,220,000				$(7,120,462)	$(794,907)	$(6,325,555)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$5,510,000	12/20/13	0.635% quarterly	$(35,485)	—	$(35,485)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	7,950,000	12/20/15	0.730% monthly	220,625	—	220,625
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	8,270,000	12/20/16	1.040% quarterly	1,375,850	—	1,375,850
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	5,940,000	3/20/13	1.050% monthly	309,168	—	309,168
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	1.130% quarterly	11,172	—	11,172
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	6,330,000	9/20/12	0.500% quarterly	(13,157)	—	(13,157)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.450%, due 6/25/12)	6,240,000	6/20/12	0.630% quarterly	40,197	—	40,197
Barclays Capital Inc. (Motorola Inc., 6.500%, due 9/1/25)	10,850,000	12/20/11	0.320% quarterly	770	—	770
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 5.875%, due 9/15/15)	5,350,000	9/20/15	0.900% quarterly	(23,386)	—	(23,386)
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	5,830,000	9/20/13	0.750% quarterly	237,808	—	237,808
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.690% quarterly	352,285	—	352,285
Credit Suisse First Boston Inc. (Waste Management Inc., 5.000%, due 3/15/14)	6,630,000	3/20/14	0.490% quarterly	50,352	—	50,352
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.580% quarterly	30,624	—	30,624
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	8,270,000	3/20/17	0.890% quarterly	1,067,364	—	1,067,364
Goldman Sachs Group Inc. (JPM Chase Commercial Mortgage, 5.797%, due 5/15/47)	5,000,000	5/15/47	0.750% monthly	4,743,353	—	4,743,353
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 10/15/11)	8,250,000	9/20/14	0.280% quarterly	5,836	—	5,836
Morgan Stanley & Co. Inc. (Gannett Co., 6.375%, due 4/1/12)	4,560,000	3/20/12	0.460% quarterly	38,235	—	38,235
Morgan Stanley & Co. Inc. (Viacom Inc., 6.250%, due 4/30/16)	10,540,000	3/20/12	0.360% quarterly	5,884	—	5,884
Morgan Stanley & Co. Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	5,540,000	3/20/12	0.740% quarterly	(6,184)	—	(6,184)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.480% monthly	58,426	—	58,426

Total	$140,560,000			$8,469,737	—	$8,469,737

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse First Boston Inc. (CDX.HY.10)	$10,614,000	6/20/13	5.000% quarterly	$(46,373)	$(492,964)	$446,591
Credit Suisse First Boston Inc. (CMBX.NA.AM.1)	5,028,000	10/12/52	0.500% monthly	(814,356)	(464,770)	(349,586)
Credit Suisse First Boston Inc. (CMBX.NA.AM.1)	9,690,000	10/12/52	0.500% monthly	(1,569,434)	(1,064,145)	(505,289)
Credit Suisse First Boston Inc. (CMBX.NA.AM.1)	34,730,000	10/12/52	0.500% monthly	(5,625,020)	(1,525,770)	(4,099,250)
Deutsche Bank AG (CMBX.NA.AM.1)	5,000,000	10/12/52	0.500% monthly	(809,821)	(435,698)	(374,123)
Deutsche Bank AG (CMBX.NA.AM.2)	8,400,000	3/15/49	0.500% monthly	(1,907,940)	(483,983)	(1,423,957)
Deutsche Bank AG (iBoxx.IG.Hi-Vol2)	11,174,667	9/20/14	1.300% quarterly	(536,399)	18,758	(555,157)
Goldman Sachs Group Inc. (CMBX.3.2007-1 AAA Index)	10,690,000	12/13/49	0.080% monthly	(1,427,879)	(1,333,002)	(94,877)

Notes to Schedule of Investments (unaudited) (continued)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc. (CMBX.3.2007-1 AAA Index)	16,930,000	12/13/49	0.080% monthly	(2,261,364)	(1,263,141)	(998,223)
Goldman Sachs Group Inc. (CMBX.NA.AM.1)	4,429,000	10/12/52	0.500% monthly	(717,340)	(408,021)	(309,319)
Goldman Sachs Group Inc. (CMBX.NA.AM.1)	4,793,000	10/12/52	0.500% monthly	(776,295)	(384,511)	(391,784)
Goldman Sachs Group Inc. (CMBX.3.2007-1 AAA)	7,037,000	12/13/49	0.080% monthly	(939,942)	(833,433)	(106,509)
JPMorgan Securities Inc. (CMBX.3.2007-1 AJ Index)	12,110,000	12/13/49	1.470% monthly	(5,652,688)	(3,266,343)	(2,386,345)
JPMorgan Securities Inc. (CMBX.NA.AM.1)	11,370,000	10/12/52	0.500% monthly	(1,841,534)	(1,146,275)	(695,259)
JPMorgan Securities Inc. (CMBX.NA.AM.2)	14,200,000	3/15/49	0.500% monthly	(3,225,327)	(818,161)	(2,407,166)
JPMorgan Securities Inc. (CMBX.NA.AM.3)	14,500,000	12/13/49	0.500% monthly	(4,005,625)	(1,120,277)	(2,885,348)
Morgan Stanley & Co. Inc. (CMBX.1.2006-1 AAA)	11,090,000	10/12/52	0.100% monthly	(774,320)	(734,516)	(39,804)
Morgan Stanley & Co. Inc. (CMBX.NA.AM.3)	4,828,000	12/13/49	0.005% monthly	(1,333,735)	(611,930)	(721,805)
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	3,173,924	6/25/36	4.420% monthly	82,522	82,521	1
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	3,173,924	6/25/36	4.420% monthly	82,522	67,521	15,001
RBS Securities Inc. (CMBX.1.2006-1 AAA)	11,266,000	10/12/52	0.100% monthly	(786,608)	(427,377)	(359,231)

Total	$214,227,515			$(34,886,956)	$(16,645,517)	$(18,241,439)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclay’s Capital Inc. (MARKIT.CDX.HY.15)	$44,000,000	12/20/15	5.000% quarterly	$2,804,104	$(971,868)	$3,775,972
Barclay’s Capital Inc. (MARKIT.CDX.HY.15)	3,000,000	12/20/15	5.000% quarterly	191,189	(69,418)	260,607
Citigroup Global Markets (CMBX.4.2007-2 AAA)	6,099,000	2/17/51	0.350% monthly	833,559	730,002	103,557
Credit Suisse First Boston Inc. (CMBX.1.2006-1 AAA)	12,470,000	10/12/52	0.100% monthly	870,673	504,540	366,133
Credit Suisse First Boston Inc. (CMBX.2.2006-2 AAA Index)	6,660,000	3/15/49	0.070% monthly	667,189	301,264	365,925
Credit Suisse First Boston Inc. (CMBX.NA.AM.4)	28,800,000	2/17/51	0.500% monthly	9,097,714	2,685,583	6,412,131
Deutsche Bank AG (CMBX.4.2007-2.AM)	3,000,000	2/17/51	0.500% monthly	947,679	485,408	462,271
Deutsche Bank AG (CMBX.NA.AM.4)	5,730,000	2/17/51	0.500% monthly	1,810,066	1,179,869	630,197
Goldman Sachs Group Inc. (CMBX.1.2006-1 AAA)	33,163,000	10/12/52	0.100% monthly	2,315,488	1,737,579	577,909
Goldman Sachs Group Inc. (CMBX.1.2006-1 AAA)	10,732,000	10/12/52	0.100% monthly	749,324	440,900	308,424
Goldman Sachs Group Inc. (CMBX.4.2007-2 AAA)	5,942,000	2/17/51	0.004% monthly	812,102	458,275	353,827
Goldman Sachs Group Inc. (CMBX.NA.AM.4)	6,549,000	2/17/51	0.500% monthly	2,068,782	1,299,679	769,103
Goldman Sachs Group Inc. (CMBX.NA.AM.4)	4,390,000	2/17/51	0.500% monthly	1,386,770	621,986	764,784
JPMorgan Securities Inc. (CMBX.4.2007-2 AAA)	11,627,000	2/17/51	0.004% monthly	1,589,079	737,376	851,703
JPMorgan Securities Inc. (CMBX.4.2007-2 AJ Index)	12,110,000	2/17/51	0.010% monthly	6,121,951	3,854,031	2,267,920
Morgan Stanley & Co. Inc. (CMBX.1.2006-1 AAA)	18,155,000	10/12/52	0.100% monthly	1,267,608	951,233	316,375
Morgan Stanley & Co. Inc. (CMBX.1.2006-1 AAA)	12,000,000	10/12/52	0.100% monthly	837,857	598,961	238,896
Morgan Stanley & Co. Inc. (CMBX.2.2006-2 AAA Index)	5,320,000	3/15/49	0.070% monthly	532,950	240,544	292,406
RBS Greenwich (CDX.HY.10)	10,614,000	6/20/13	5.000% quarterly	46,373	728,898	(682,525)
RBS Securities Inc. (CMBX.2.2006-2 AAA)	9,881,000	3/15/49	0.070% monthly	989,864	440,619	549,245

Total	$250,242,000			$35,940,321	$16,955,461	$18,984,860

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND		PERIODIC PAYMENTS RECEIVED BY THE FUND		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	88,700,000	10/6/11	3.365% monthly	‡	USD-CMM		—	(289,925)*
Goldman Sachs Group Inc.	8,273,965	1/12/39	1-month LIBOR	‡	IOS.FN30.600.08	**	—	(138,223)
Goldman Sachs Group Inc.	10,632,772	1/12/39	1-month LIBOR	‡	IOS.FN30.600.08	**	18,572	(196,201)
Goldman Sachs Group Inc.	14,853,265	1/12/39	1-month LIBOR	‡	IOS.FN30.550.08	**	(14,121)	(263,234)
Goldman Sachs Group Inc.	42,422,218	1/12/39	1-month LIBOR	‡	IOS.FN30.600.08	**	(6,230)	(702,469)
JPMorgan Securities Inc.	4,560,000	1/1/12	TRX-CMBS	**	TRX-CMBS Reset	**	—	(42,197)

Notes to Schedule of Investments (unaudited) (continued)

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc.	14,159,000	10/1/11	TRX-CMBS**	TRX-CMBS Reset**	—	65,098
Morgan Stanley & Co. Inc.	9,090,000	1/1/12	TRX-CMBS**	TRX-CMBS Reset**	—	(84,117)
Morgan Stanley & Co. Inc.	4,985,000	1/1/12	TRX-CMBS**	TRX-CMBS Reset**	—	(46,130)
RBS Securities Inc.	15,120,000	10/12/52	TRX-CMBS**	TRX-CMBS Reset**	—	(139,917)
UBS Warburg LLC	314,700,000	10/6/11	3.345% monthly ‡	USD-CMM	—	(965,688)*

Total	$527,496,220				$(1,779)	$(2,803,003)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

*	Swap contract is valued in good faith at fair value in accordance with procedures approved by the Board of Directors.

**	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

			Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Purchased Options, at value	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	$9,547,873	$(61,729,613)	$79,519,491	$(19,365,148)	—	—	$(22,946,542)	$(14,973,939)
Foreign Exchange Contracts	—	—	—	—	$20,523,713	$(8,913,659)	—	11,610,054
Credit Contracts	—	—	—	—	—	—	$2,155,377	2,155,377

Total	$9,547,873	$(61,729,613)	$79,519,491	$(19,365,148)	$20,523,713	$(8,913,659)	$(20,791,165)	$(1,208,508)

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Notes to Schedule of Investments (unaudited) (continued)

Average market value
Purchased options	$12,304,028
Written options	44,116,947
Futures contracts (to buy)	1,331,628,045
Futures contracts (to sell)	1,433,489,848
Forward foreign currency contracts (to buy)	169,540,853
Forward foreign currency contracts (to sell)	433,186,866

Average notional balance
Interest rate swap contracts	$385,986,000
Credit default swap contracts (to buy protection)	491,612,927
Credit default swap contracts (to sell protection)	325,121,341
Total return swap contracts	189,999,337

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 28, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date:	November 28, 2011